Summary Of Significant Accounting Policies (10-K) (10-K Filling [Member])	12 Months Ended
Dec. 31, 2010
10-K Filling [Member]
Reporting Period For Combined Statements [Line Items]
Summary Of Significant Accounting Policies

NOTE 2: Summary of Significant Accounting Policies

a. Basis of Presentation

The consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in The United States of America, or U.S. GAAP. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our consolidated financial position and consolidated results of operations, equity and cash flows are included.

b. Principles of Consolidation

The consolidated financial statements reflect our accounts and the accounts of our operating partnership. All intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

d. Development Stage Company and Organization and Offering Costs

We comply with the reporting requirements of development stage enterprises. We expect to incur organizational, accounting and offering costs in pursuit of our financing. The offering and organization costs, which are primarily being incurred by our advisor, will be paid or reimbursed by us with offering proceeds. There can be no assurance that our plans will be successful.

Our advisor may advance or reimburse all of the organization and offering costs incurred on our behalf. These costs are not included in our consolidated financial statements because such costs are not a liability of ours until the subscriptions for the minimum number of our common shares are received and accepted. Organization and offering costs include items such as legal and accounting fees, marketing, promotional and printing costs. All organization and offering costs will be recorded as a reduction of additional paid-in-capital when incurred. Our advisor has incurred $2,206,874 of organization and offering costs through December 31, 2010.

e. Revenue Recognition

Minimum rents will be recognized on an accrual basis, over the terms of the related leases on a straight-line basis. The capitalized above-market lease values and the capitalized below-market lease values will be amortized as an adjustment to rental income over the lease term. Recoveries from residential tenants for utility costs will be recognized as revenues in the period that the applicable costs are incurred.

f. Accounts Receivable and Allowance for Bad Debts

We will make estimates of the uncollectability of our accounts receivable related to base rents, expense reimbursements and other revenue. We will analyze accounts receivable and historical bad debt levels, customer credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants experiencing financial difficulties will be analyzed and estimates will be made in connection with expected uncollectible receivables. Our reported operating results will be directly affected by management's estimate of the collectability of accounts receivable.

g. Investments in Real Estate

Allocation of Purchase Price of Acquired Assets

We will account for acquisitions of properties in accordance with FASB ASC Topic 805- "Business Combinations". The fair value of the real estate acquired will be allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases for acquired in-place leases and the value of tenant relationships, based in each case on their fair values. Purchase accounting will be applied to assets and liabilities related to real estate entities acquired. Transaction costs and fees incurred related to acquisitions will be expensed as incurred. Transaction costs and fees incurred related to the acquisition of a joint venture interest, accounted for under the equity method of accounting, will be capitalized as part of the cost of the investment.

Upon the acquisition of real estate operating properties, we will estimate the fair value of acquired tangible assets (consisting of land, building and improvements) and identified intangible assets and liabilities (consisting of above and below-market leases, in-place leases and tenant relationships), and assumed debt at the date of acquisition, based on evaluation of information and estimates available at that date. Based on these estimates, we will allocate the initial purchase price to the applicable assets and liabilities. As final information regarding fair value of the assets acquired and liabilities assumed is received and estimates are refined, appropriate adjustments will be made to the purchase price allocation, in no case later than within twelve months of the acquisition date.

In determining the fair value of the indentified intangible assets and liabilities of an acquired property, above-market and below-market in-place lease values will be recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the differences between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining term of the lease. The capitalized above-market lease values and the capitalized below-market lease values will be amortized as an adjustment to rental income over the lease term.

The aggregate value of in-place leases will be determined by evaluating various factors, including an estimate of carrying costs during the expected lease-up periods, current market conditions and similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease –up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions, legal and other related costs. The value assigned to this intangible asset will be amortized over the remaining lease terms.

Impairment of Long-Lived Assets

Management will evaluate the recoverability of its investment in real estate assets, including related identifiable intangible assets, in accordance with FASB ASC Topic 360- "Property, Plant and Equipment". This statement requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that recoverability of the assets is not assured.

Management will evaluate the long-lived assets on an ongoing basis and will record an impairment charge when there in an indicator of impairment with the undiscounted projected cash flows are less than the carrying amount for a particular property. The estimated cash flows used for the impairment analysis and the determination of estimated fair value are based on our plans for the respective assets and our views of market and economic conditions. The estimates consider matters such as current and historical rental rates, occupancies for the respective properties and comparable properties, and recent sales data for comparable properties. Changes in estimated future cash flows due to changes in our plans or views of market and economic conditions could result in recognition of impairment losses, which, under the applicable accounting guidance, could be substantial.

Depreciation and Amortization

Depreciation expense for real estate assets will be computed using a straight-line method using a life of 30 years for buildings and improvements and five to ten years for equipment and fixtures. Expenditures for tenant improvements will be capitalized and amortized over the initial term of each lease.

h. Deferred Costs

We will capitalize initial direct costs in accordance with FASB ASC Topic 310- "Receivables". The costs will be capitalized upon the execution of the loan or lease and amortized over the initial term of the corresponding loan or lease. Amortization of deferred loan costs begins in the period during which the loan was originated. Deferred leasing costs are not amortized to expense until the date the tenant's lease obligation begins.

i. Income Taxes

We expect that we will qualify and elect to be taxed as REIT beginning with the taxable year ending December 31, 2011. For the year ended December 31, 2010, for the period from March 26, 2009 (inception) to December 31, 2009 and for the period from March 26, 2009 (inception) through December 31, 2010, we recorded income tax expense of $1,203, $731 and $1,934, respectively.

To qualify and maintain our status as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our ordinary taxable income to stockholders. As a REIT, we generally will not be subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes on its taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders, however, we believe that we will be organized and operate in such a manner as to qualify and maintain treatment as a REIT and intend to operate in such a manner so that we will qualify and remain qualified as a REIT for federal income tax purposes.

j. Financial Instruments

The carrying amounts of cash, related party payable, net, accrued expense and income taxes payable, approximate its fair value because of the short maturity of these instruments.

k. Earnings Per Share

Earnings per share is computed in accordance with FASB ASC Topic 260- "Earnings per Share", by dividing the net income by the weighted average number of common shares outstanding during the respective period. Earnings per share for all periods is presented.